Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Payable
Summary of taxes payable

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
VAT payable	13,920	16,519	50,881
EIT payable	6,913	20,599	31,181
Withholding individual income taxes for employees	7,844	12,941	20,465
Withholding income tax payable	5,510	12,302	18,300
Others	4,318	5,495	6,365

Total	38,505	67,856	127,192